NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
NOTES PAYABLE
NOTE 7 - NOTES PAYABLE

On March 14, 2019, the Company borrowed $50,000 from an unrelated third party. The loan was unsecured, bore interest at 8% per year, and was due and payable on September 14, 2019. At the option of the note holder, the note may at any time be converted into shares of the Company’s common stock. The number of shares to be issued upon conversion would be determined by dividing the amount to be converted by 60% of the average of the three lowest closing prices of the Company’s common stock during the ten trading days immediately preceding the conversion date. If at any time prior to July 14, 2020, the Company sold or issued any shares of its common stock at a price below $1.20 per share, the Company would issue such number of additional shares of its common stock to the note holder as determined by the following:

A

B = C

A

$1.20 = D

C – D = Number of additional shares to be issued to the note holder

Where:

A = The principal amount of the note previously converted by the note holder.

B = The price per share at which the Company’s common stock was sold or issued.

On March 15, 2019, the note holder exercised its option to convert the note into 67,750 restricted shares of the Company’s common stock. The common stock was issued to the note holder in April 2019.

On March 30, 2020, the Company entered into a securities purchase agreement (the “SPA”) with Power Up Lending Group Ltd., a Virginia corporation (the “Investor”), pursuant to which the Company agreed to issue to the Investor a 10% Convertible Promissory Note (the “Note”), dated March 23, 2020, in the principal amount of $67,500. The Note was funded by the Investor on March 30, 2020, and on such date pursuant to the SPA, the Company reimbursed the Investor for expenses for legal fees and due diligence of $2,500. The SPA includes customary representations, warranties and covenants by the Company and customary closing conditions.

The Note matures 12 months after the date of the Note on March 23, 2021. The Note is convertible into shares of the Company’s common stock beginning on the date which is 180 days from the date of the Note, at a conversion price equal to 65% multiplied by the lowest closing bid price during the 20 trading day period ending on the last complete trading day prior to the date of conversion; provided, however, that the Investor may not convert the Note to the extent that such conversion would result in the Investor’s beneficial ownership of the Company’s common stock being in excess of 4.99% of the Company’s issued and outstanding common stock. The beneficial ownership limitation may not be waived by the Investor.

The Note carries a prepayment penalty if the Note is paid off in 60, 90, 120,150, or 180 days following the Note date. The prepayment penalty is based on the then-outstanding principal at the time of payoff, plus accrued and unpaid interest, multiplied by 115%, 120%, 125%, 130%, and 135% respectively. After the expiration of 180 days following the issue date, the Company shall have no right of prepayment.

Effective April 8, 2020, the Company and its lender, GS Capital Partners, LLC, entered into a forbearance agreement relating to the Lender’s promissory note dated October 8, 2019, in the original principal amount of $103,000, pursuant to which the Company would pay the Lender $40,000 by April 10, 2020, and $80,000 by May 10, 2020. The Company made both payments, with the final payment made on May 11, 2020, since May 10, 2020, was a Sunday, and the lender’s note is now considered paid in full.

Effective May 8, 2020, the Company entered into a securities purchase agreement with Power Up Lending Group Ltd., a Virginia corporation (the “Investor”), pursuant to which the Company agreed to issue to the Investor an 8% Convertible Promissory Note, dated May 7, 2020, in the principal amount of $42,000. The note was funded by the Investor on May 8, 2020, and on such date pursuant to the securities purchase agreement, the Company reimbursed the Investor for expenses for legal fees and due diligence of $2,000. The securities purchase agreement includes customary representations, warranties and covenants by the Company and customary closing conditions. The note matures 12 months after the date of the note on May 7, 2021. The note is convertible into shares of the Company’s common stock beginning on the date which is 180 days from the date of the note, at a conversion price equal to 65% multiplied by the lowest closing bid price during the 20 trading day period ending on the last complete trading day prior to the date of conversion; provided, however, that the Investor may not convert the note to the extent that such conversion would result in the Investor’s beneficial ownership of the Company’s common stock being in excess of 4.99% of the Company’s issued and outstanding common stock. The beneficial ownership limitation may not be waived by the Investor. The note carries a prepayment penalty if the note is paid off in 30, 60, 90, 120, 150, or 180 days following the note date. The prepayment penalty is based on the then-outstanding principal at the time of payoff, plus accrued and unpaid interest, multiplied by 112%, 115%, 118%, 125%, 130%, and 135% respectively. After the expiration of 180 days following the issue date, the Company shall have no right of prepayment.

On March 14, 2019 the Company borrowed $50,000 from an unrelated third party. The loan was unsecured, bore interest at 8% per year, and was due and payable on September 14, 2019. At the option of the note holder, the note may at any time be converted into shares of the Company’s common stock. The number of shares to be issued upon conversion would be determined by dividing the amount to be converted by 60% of the average of the three lowest closing prices of the Company’s common stock during the ten trading days immediately preceding the conversion date. If at any time prior to July 14, 2020 the Company sells or issues any shares of its common stock at a price below $1.20 per share the Company will issue such number of additional shares of its common stock to the note holder as determined by the following:

A

B = C

A

$1.20 = D

C – D = Number of additional shares to be issued to the note holder

Where:

A = The principal amount of the note previously converted by the note holder.

B = The price per share at which the Company’s common stock was sold or issued.

On March 15, 2019 the note holder exercised its option to convert the note into 67,750 restricted shares of the Company’s common stock. The common stock was issued to the note holder in April 2019.

On September 10, 2019, the Company borrowed $65,000 from an unrelated party. The loan bears interest at a rate of 10% per year and is due and payable on September 10, 2020. At any time on or before March 10, 2020 the Company may prepay the loan by paying the Lender the outstanding loan principal and accrued interest plus premiums ranging from 15% to 37%. After March 10, 2020 the Company may not repay the loan without the consent of the Lender. At any time after March 8, 2020 any unpaid principal is convertible into the Company's common stock at a conversion price equal to the market price of the Company's common stock multiplied by 65%. "Market Price" means the lowest trading price for the Company's common stock during the twenty trading days ending on the latest complete trading day prior to the conversion.

On September 30, 2019, the Company borrowed $42,500 from an unrelated third party. The loan bears interest at a rate of 10% per year and is due and payable on October 1, 2020. At any time on or before March 30, 2020 the Company may prepay the loan by paying the Lender the outstanding loan principal and accrued interest plus premiums ranging from 15% to 37%. After March 30, 2020 the Company may not repay the loan without the consent of the Lender. At any time after March 29, 2020 any unpaid principal is convertible into the Company's common stock at a conversion price equal to the market price of the Company's common stock multiplied by 65%. "Market Price" means the lowest trading price for the Company's common stock during the twenty trading days ending on the latest complete trading day prior to the conversion.

On October 8, 2019, the Company borrowed $103,000 from an unrelated third party. The loan bears interest at a rate of 10% per year and is due and payable on October 8, 2020. At any time on or before April 8, 2020 the Company may prepay the loan by paying the Lender the outstanding loan principal and accrued interest plus premiums ranging from 15% to 35%. After April 8, 2020 the Company may not repay the loan without the consent of the Lender. At any time after March 29, 2020 any unpaid principal is convertible into the Company's common stock at a conversion price equal to the market price of the Company's common stock multiplied by 65%. "Market Price" means the lowest trading price for the Company's common stock during the twenty trading days ending on the latest complete trading day prior to the conversion.

On November 18, 2019, the Company borrowed $52,500 from an unrelated third party. The loan bears interest at a rate of 10% per year and is due and payable on November 18, 2020. At any time on or before May 18, 2020 the Company may prepay the loan by paying the Lender the outstanding loan principal and accrued interest plus premiums ranging from 15% to 35%. After May 18, 2020 the Company may not repay the loan without the consent of the Lender. At any time after March 29, 2020 any unpaid principal is convertible into the Company's common stock at a conversion price equal to the market price of the Company's common stock multiplied by 65%. "Market Price" means the lowest trading price for the Company's common stock during the twenty trading days ending on the latest complete trading day prior to the conversion.